CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Revenue	$ 25,794	$ 0
Cost of sales	(10,187)	0
Gross profit	15,607	0
Operating expenses
Sales and marketing	1,000,073	481,104
Depreciation	953	1,771
General and administrative	964,473	461,167
Professional fees	8,447,280	5,656,352
Salaries and wages	1,593,794	2,136,124
Total operating expenses	(12,006,573)	(8,736,518)
Other income (loss)
Interest expense	(313,778)	(29,296)
Accretion expense	(346,424)	(52,554)
Change in fair value of derivative liabilities	719,000	(845,700)
Change in fair value of warrant liabilities	1,728,392	0
Change in fair value of mandatory convertible debentures	70,500	(27,500)
Impairment of carbon credits	(1,224,060)	0
Stop-loss provision loss	(1,065,235)	0
Equity loss on investment in associate	(512,011)	0
Gain on settlement of debt	899,015	0
Foreign exchange loss	(31,664)	(107,634)
Net loss before income taxes	(12,067,231)	(9,799,202)
Current income tax expense	0	(72,546)
Net loss	(12,067,231)	(9,871,748)
Other comprehensive income
Foreign currency translation	1,448	127,123
Net loss and comprehensive loss	$ (12,065,783)	$ (9,744,625)
Weighted average number of common shares outstanding - Basic (in shares)	2,521,627	1,162,984
Weighted average number of common shares outstanding - Diluted (in shares)	2,521,627	1,162,984
Loss per share - Basic (in dollars per share)	$ (4.79)	$ (8.49)
Loss per share - Diluted (in dollars per share)	$ (4.79)	$ (8.49)